The Gabelli Dividend & Income Trust
Schedule of Investments — March 31, 2025 (Unaudited)
Shares
Market
Value
COMMON STOCKS — 90.1%
Aerospace — 2.5%
1,000 Airbus SE ....................... $ 176,014
7,370 Allient Inc. ...................... 161,993
10,000 Astronics Corp.† .................. 241,700
10,000 Avio SpA ....................... 186,416
1,950 BAE Systems plc, ADR ............. 160,348
4,000 Ducommun Inc.† ................. 232,120
2,000 Elbit Systems Ltd. ................. 767,360
1,000 Embraer SA, ADR† ................ 46,200
5,000 General Dynamics Corp. ............ 1,362,900
11,000 HEICO Corp. ..................... 2,939,090
37,000 Hexcel Corp. ..................... 2,026,120
80,000 Howmet Aerospace Inc. ............. 10,378,400
5,000 Innovative Solutions and Support Inc.† .. 31,450
700 Karman Holdings Inc.† ............. 23,394
75,650 L3Harris Technologies Inc. ........... 15,834,302
10,000 Leidos Holdings Inc. ............... 1,349,400
5,000 Lockheed Martin Corp. ............. 2,233,550
2,325 Mercury Systems Inc.† ............. 100,184
3,213 Northrop Grumman Corp. ........... 1,645,088
10,000 Park Aerospace Corp. .............. 134,500
1,231,000 Rolls-Royce Holdings plc† ........... 11,910,180
36,000 RTX Corp. ...................... 4,768,560
56,800 Spirit AeroSystems Holdings Inc., Cl. A† . 1,957,328
900 Thales SA ...................... 239,011
69,200 The Boeing Co.† .................. 11,802,060
10,000 Woodward Inc. ................... 1,824,900
72,532,568
Automotive — 0.6%
15,000 Daimler Truck Holding AG ........... 602,068
27,500 Ford Motor Co. ................... 275,825
7,500 General Motors Co. ................ 352,725
344,000 Iveco Group NV .................. 5,605,546
104,700 PACCAR Inc. .................... 10,194,639
100,000 Piaggio & C SpA .................. 206,420
49,500 Traton SE ....................... 1,664,607
18,901,830
Automotive: Parts and Accessories — 2.1%
24,000 Aptiv plc† ...................... 1,428,000
15,000 Atmus Filtration Technologies Inc. ..... 550,950
240,432 Dana Inc. ....................... 3,204,958
250,000 Dowlais Group plc ................. 195,216
329,002 Garrett Motion Inc. ................ 2,753,747
197,800 Genuine Parts Co. ................. 23,565,892
5,200 Lear Corp. ...................... 458,744
28,000 Modine Manufacturing Co.† .......... 2,149,000
67,000 Monro Inc. ...................... 969,490
17,900 O'Reilly Automotive Inc.† ............ 25,643,182
Shares
Market
Value
15,000 Phinia Inc. ...................... $ 636,450
61,555,629
Broadcasting — 0.3%
607,100 Canal+ SA† ..................... 1,442,968
187,500 Grupo Televisa SAB, ADR ............ 328,125
33,000 Liberty Broadband Corp., Cl. C† ....... 2,806,650
152,654 Sinclair Inc. ..................... 2,431,778
60,000 Sirius XM Holdings Inc. ............. 1,352,700
35,000 TEGNA Inc. ..................... 637,700
8,999,921
Building and Construction — 1.7%
5,000 Arcosa Inc. ...................... 385,600
13,000 Builders FirstSource Inc.† ........... 1,624,220
102,000 Carrier Global Corp. ............... 6,466,800
1,500 Cie de Saint-Gobain SA ............. 148,733
2,300 CRH plc ........................ 202,331
7,500 D.R. Horton Inc. .................. 953,475
42,200 Fortune Brands Innovations Inc. ....... 2,569,136
4,200 H&E Equipment Services Inc. ......... 398,118
123,800 Herc Holdings Inc. ................ 16,622,626
9,000 IES Holdings Inc.† ................ 1,485,990
144,000 Johnson Controls International plc ..... 11,535,840
17,500 Masterbrand Inc.† ................. 228,550
11,000 Sika AG ........................ 2,650,842
7,925 United Rentals Inc. ................ 4,966,597
50,238,858
Business Services — 3.5%
3,000 Fidelity National Information Services Inc. 224,040
622,100 Havas NV† ...................... 884,570
4,500 ITOCHU Corp. .................... 207,044
16,000 Jardine Matheson Holdings Ltd. ....... 677,760
80,000 JCDecaux SE† ................... 1,347,732
7,000 Loomis AB ...................... 283,014
12,000 Marubeni Corp. ................... 190,373
136,500 Mastercard Inc., Cl. A .............. 74,818,380
11,000 Mitsubishi Corp. .................. 192,623
10,500 Mitsui & Co. Ltd. ................. 195,978
40,000 Paysafe Ltd.† .................... 627,600
74,500 Rentokil Initial plc, ADR ............. 1,706,050
11,000 RXO Inc.† ...................... 210,100
30,503 Steel Partners Holdings LP† .......... 1,250,775
10,000 Sumitomo Corp. .................. 224,815
21,000 U-Haul Holding Co.† ............... 1,372,560
71,000 UL Solutions Inc., Cl. A ............. 4,004,400
52,000 Vestis Corp. ..................... 514,800
37,600 Visa Inc., Cl. A ................... 13,177,296
102,109,910
Cable and Satellite — 0.7%
15,000 Cogeco Inc. ..................... 661,687
370,000 Comcast Corp., Cl. A ............... 13,653,000

The Gabelli Dividend & Income Trust
Schedule of Investments (Continued) — March 31, 2025 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Cable and Satellite (Continued)
54,000 EchoStar Corp., Cl. A† .............. $ 1,381,320
22,000 Liberty Latin America Ltd., Cl. A† ...... 139,260
130,000 Liberty Latin America Ltd., Cl. C† ...... 807,300
105,000 Rogers Communications Inc., Cl. B ..... 2,806,650
19,449,217
Communications Equipment — 0.5%
96,000 Arista Networks Inc.† .............. 7,438,080
106,000 Corning Inc. ..................... 4,852,680
7,500 QUALCOMM Inc. ................. 1,152,075
63,000 Telesat Corp.† ................... 1,186,290
14,629,125
Computer Hardware — 0.9%
110,300 Apple Inc. ...................... 24,500,939
10,000 Dell Technologies Inc., Cl. C .......... 911,500
5,000 HP Inc. ........................ 138,450
17,500 Micron Technology Inc. ............. 1,520,575
27,071,464
Computer Software and Services — 5.6%
30,000 3D Systems Corp.† ................ 63,600
1,000 Akamai Technologies Inc.† ........... 80,500
1,000 Alibaba Group Holding Ltd., ADR ...... 132,230
27,000 Alphabet Inc., Cl. A ................ 4,175,280
196,400 Alphabet Inc., Cl. C ................ 30,683,572
110,600 Amazon.com Inc.† ................ 21,042,756
8,520 Backblaze Inc., Cl. A† .............. 41,152
1,250 Capgemini SE .................... 186,592
4,000 Check Point Software Technologies Ltd.† . 911,680
23,000 Cisco Systems Inc. ................ 1,419,330
12,800 CrowdStrike Holdings Inc., Cl. A† ...... 4,513,024
7,530 Edgio Inc.† ...................... 0
5,000 Fastly Inc., Cl. A† ................. 31,650
4,000 Fiserv Inc.† ..................... 883,320
2,031 Fortinet Inc.† .................... 195,504
2,500 Gen Digital Inc. ................... 66,350
533,589 Hewlett Packard Enterprise Co. ........ 8,233,278
4,790 Intuit Inc. ....................... 2,941,012
48,100 Kyndryl Holdings Inc.† ............. 1,510,340
30,250 Meta Platforms Inc., Cl. A ........... 17,434,890
108,500 Microsoft Corp. .................. 40,729,815
9,386 MKS Instruments Inc. .............. 752,288
81,000 N-able Inc.† ..................... 574,290
42,700 Oracle Corp. ..................... 5,969,887
22,000 Palantir Technologies Inc., Cl. A† ...... 1,856,800
42,200 Rockwell Automation Inc. ........... 10,903,636
1,000 Rubrik Inc., Cl. A† ................. 60,980
4,500 SAP SE, ADR .................... 1,207,980
7,400 ServiceNow Inc.† ................. 5,891,436
31,587 SolarWinds Corp. ................. 582,148
Shares
Market
Value
32,000 Stratasys Ltd.† ................... $ 313,280
19,757 Vimeo Inc.† ..................... 103,922
163,492,522
Consumer Products — 2.3%
30,000 Church & Dwight Co. Inc. ........... 3,302,700
234,000 Edgewell Personal Care Co. .......... 7,303,140
35,000 Energizer Holdings Inc. ............. 1,047,200
95,000 Hanesbrands Inc.† ................ 548,150
3,995 Nintendo Co. Ltd., ADR ............. 68,594
223,000 Philip Morris International Inc. ........ 35,396,790
94,670 Spectrum Brands Holdings Inc. ....... 6,773,639
22,500 The Estee Lauder Companies Inc., Cl. A .. 1,485,000
68,500 The Procter & Gamble Co., CDI ....... 11,673,770
9,250 The Scotts Miracle-Gro Co. .......... 507,732
68,106,715
Consumer Services — 0.1%
86,530 Arlo Technologies Inc.† ............. 854,051
14,500 Ashtead Group plc ................ 776,561
21,000 Avis Budget Group Inc.† ............ 1,593,900
7,000 Travel + Leisure Co. ................ 324,030
12,000 Uber Technologies Inc.† ............ 874,320
4,422,862
Diversified Industrial — 4.5%
500 Agilent Technologies Inc. ............ 58,490
19,117 Albany International Corp., Cl. A ....... 1,319,838
10,555 American Outdoor Brands Inc.† ....... 128,349
240,000 Ampco-Pittsburgh Corp.† ........... 520,800
37,000 Ardagh Group SA† ................ 108,780
10,845 AZZ Inc. ........................ 906,750
2,000 Belden Inc. ...................... 200,500
95,000 Bouygues SA .................... 3,740,163
10,000 Cadre Holdings Inc. ................ 296,100
10,000 Carpenter Technology Corp. .......... 1,811,800
27,500 CompoSecure Inc., Cl. A ............ 298,925
14,800 Crane Co. ....................... 2,267,064
1,000 Crane NXT Co. ................... 51,400
36,700 Eaton Corp. plc ................... 9,976,161
115,000 General Electric Co. ................ 23,017,250
3,500 Graham Corp.† ................... 100,870
7,000 Greif Inc., Cl. A ................... 384,930
100,500 Griffon Corp. .................... 7,185,750
14,000 GXO Logistics Inc.† ............... 547,120
183,300 Honeywell International Inc. .......... 38,813,775
10,500 Hyster-Yale Inc. .................. 436,170
43,199 Intevac Inc. ..................... 172,796
37,500 ITT Inc. ........................ 4,843,500
2,278 Moog Inc., Cl. A .................. 394,891
10,000 nVent Electric plc ................. 524,200
13,000 Pentair plc ...................... 1,137,240
10,678 Proto Labs Inc.† .................. 374,157

The Gabelli Dividend & Income Trust
Schedule of Investments (Continued) — March 31, 2025 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Diversified Industrial (Continued)
100,000 Senior plc ...................... $ 192,212
1,250 Siemens AG ..................... 286,409
9,000 Smiths Group plc ................. 224,493
6,500 Sulzer AG ....................... 1,100,599
291,300 Textron Inc. ..................... 21,046,425
15,225 The Sherwin-Williams Co. ........... 5,316,418
300,000 Toray Industries Inc. ............... 2,032,136
36,000 Trinity Industries Inc. ............... 1,010,160
1,000 VeriSign Inc.† .................... 253,870
131,080,491
Electronics — 2.7%
1,000 Garmin Ltd. ..................... 217,130
91,733 Intel Corp. ...................... 2,083,257
10,025 Kimball Electronics Inc.† ............ 164,911
133,000 Resideo Technologies Inc.† .......... 2,354,100
5,650 Signify NV ...................... 121,820
1,773,035 Sony Group Corp., ADR ............. 45,017,359
37,000 TE Connectivity plc ................ 5,228,840
91,830 Texas Instruments Inc. ............. 16,501,851
11,000 Thermo Fisher Scientific Inc. ......... 5,473,600
3,500 Universal Display Corp. ............. 488,180
1,400 WESCO International Inc. ............ 217,420
77,868,468
Energy and Utilities — 0.5%
95,000 Alliant Energy Corp. ............... 6,113,250
400 Cheniere Energy Inc. ............... 92,560
21,850 GE Vernova Inc. .................. 6,670,368
16,000 Northwest Natural Holding Co. ........ 683,520
27,000 NOV Inc. ....................... 410,940
50,000 Venture Global Inc., Cl. A ............ 515,000
14,485,638
Energy and Utilities: Electric — 0.3%
50,000 Algonquin Power & Utilities Corp. ...... 257,000
2,000 ALLETE Inc. ..................... 131,400
5,000 American Electric Power Co. Inc. ...... 546,350
29,000 Electric Power Development Co. Ltd. .... 489,553
59,000 Evergy Inc. ...................... 4,068,050
12,000 Pinnacle West Capital Corp. .......... 1,143,000
10,000 Portland General Electric Co. ......... 446,000
21,000 PPL Corp. ...................... 758,310
61,600 The AES Corp. ................... 765,072
6,500 WEC Energy Group Inc. ............. 708,370
9,313,105
Energy and Utilities: Integrated — 1.2%
18,000 Chubu Electric Power Co. Inc. ........ 194,773
20,000 Endesa SA ...................... 529,837
228,000 Enel SpA ....................... 1,848,284
12,500 Eversource Energy ................ 776,375
Shares
Market
Value
33,000 Hawaiian Electric Industries Inc.† ...... $ 361,350
410,000 Hera SpA ....................... 1,773,332
16,000 Hokkaido Electric Power Co. Inc. ...... 81,200
43,000 Iberdrola SA, ADR ................. 2,773,070
115,000 Korea Electric Power Corp., ADR† ...... 852,150
23,000 Kyushu Electric Power Co. Inc. ........ 200,190
23,000 MGE Energy Inc. .................. 2,138,080
132,000 NextEra Energy Inc. ................ 9,357,480
49,000 NiSource Inc. .................... 1,964,410
10,000 Northwestern Energy Group Inc. ....... 578,700
57,500 OGE Energy Corp. ................. 2,642,700
11,000 Ormat Technologies Inc. ............ 778,470
100,000 PG&E Corp. ..................... 1,718,000
30,000 Public Service Enterprise Group Inc. .... 2,469,000
50,000 Shikoku Electric Power Co. Inc. ....... 385,859
35,000 The Chugoku Electric Power Co. Inc. .... 200,680
18,000 The Kansai Electric Power Co. Inc. ..... 212,714
52,000 Tohoku Electric Power Co. Inc. ........ 357,784
73,000 TXNM Energy Inc. ................. 3,904,040
50,000 XPLR Infrastructure LP ............. 475,000
36,573,478
Energy and Utilities: Natural Gas — 1.4%
16,000 APA Corp. ...................... 336,320
190,000 Enterprise Products Partners LP ....... 6,486,600
47,000 Kinder Morgan Inc. ................ 1,340,910
243,500 National Fuel Gas Co. .............. 19,282,765
82,499 National Grid plc .................. 1,075,805
20,000 National Grid plc, ADR .............. 1,312,200
14,300 ONEOK Inc. ..................... 1,418,846
62,000 Sempra ........................ 4,424,320
37,000 Southwest Gas Holdings Inc. ......... 2,656,600
44,000 UGI Corp. ....................... 1,455,080
39,789,446
Energy and Utilities: Oil — 3.6%
64,400 Chevron Corp. ................... 10,773,476
212,500 ConocoPhillips ................... 22,316,750
65,000 Devon Energy Corp. ............... 2,431,000
123,000 Eni SpA, ADR .................... 3,804,390
378,000 Equinor ASA, ADR ................ 9,998,100
114,300 Exxon Mobil Corp. ................ 13,593,699
15,400 Hess Corp. ...................... 2,459,842
50,000 Innovex International Inc.† ........... 898,000
117,200 Marathon Petroleum Corp. ........... 17,074,868
41,000 Occidental Petroleum Corp. .......... 2,023,760
100,000 PetroChina Co. Ltd., Cl. H ........... 80,833
25,000 Petroleo Brasileiro SA, ADR .......... 358,500
22,000 Phillips 66 ...................... 2,716,560
75,000 Repsol SA, ADR .................. 998,250
92,300 Shell plc, ADR ................... 6,763,744
2,900 Texas Pacific Land Corp. ............ 3,842,471
70,000 TotalEnergies SE, ADR .............. 4,528,300

The Gabelli Dividend & Income Trust
Schedule of Investments (Continued) — March 31, 2025 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Energy and Utilities: Oil (Continued)
2,891 Woodside Energy Group Ltd., ADR ..... $ 41,891
104,704,434
Energy and Utilities: Services — 1.0%
513,525 Halliburton Co. ................... 13,028,129
107,975 Oceaneering International Inc.† ....... 2,354,935
320,200 Schlumberger NV ................. 13,384,360
28,767,424
Energy and Utilities: Water — 0.3%
11,000 American States Water Co. ........... 865,480
6,000 American Water Works Co. Inc. ....... 885,120
53,000 Essential Utilities Inc. .............. 2,095,090
72,000 Mueller Water Products Inc., Cl. A ..... 1,830,240
34,000 Severn Trent plc .................. 1,111,603
22,000 SJW Group ..................... 1,203,180
7,500 The York Water Co. ................ 260,100
8,000 United Utilities Group plc, ADR ........ 208,240
8,459,053
Entertainment — 2.5%
226,000 Atlanta Braves Holdings Inc., Cl. A† .... 9,914,620
111,500 Atlanta Braves Holdings Inc., Cl. C† .... 4,461,115
31,800 Caesars Entertainment Inc.† .......... 795,000
3,750 FactSet Research Systems Inc. ........ 1,704,900
53,333 Fox Corp., Cl. A ................... 3,018,648
71,000 Fox Corp., Cl. B ................... 3,742,410
15,000 International Game Technology plc ..... 243,900
200,000 ITV plc ......................... 203,709
37,880 Madison Square Garden Entertainment
Corp.† ....................... 1,240,191
52,600 Madison Square Garden Sports Corp.† .. 10,242,272
16,900 Netflix Inc.† ..................... 15,759,757
100,000 Ollamani SAB† ................... 222,287
92,000 Paramount Global, Cl. A ............. 2,093,000
210,000 Paramount Global, Cl. B ............. 2,511,600
6,000 Penn Entertainment Inc.† ............ 97,860
29,880 Sphere Entertainment Co.† .......... 977,674
17,200 Take-Two Interactive Software Inc.† .... 3,564,700
1,900 The Walt Disney Co. ............... 187,530
70,000 Universal Music Group NV ........... 1,924,822
1,142,100 Vivendi SE ...................... 3,404,765
741,000 Warner Bros Discovery Inc.† ......... 7,950,930
74,261,690
Environmental Services — 2.8%
174,300 Republic Services Inc. .............. 42,208,488
29,180 Veolia Environnement SA ............ 1,001,787
89,222 Waste Connections Inc. ............. 17,415,242
96,600 Waste Management Inc. ............ 22,363,866
82,989,383
Shares
Market
Value
Equipment and Supplies — 1.8%
8,000 3M Co. ........................ $ 1,174,880
3,000 CTS Corp. ...................... 124,650
101,000 Flowserve Corp. .................. 4,932,840
109,500 Graco Inc. ...................... 9,144,345
251,750 Mueller Industries Inc. .............. 19,168,245
456,825 RPC Inc. ....................... 2,512,537
70,000 Sealed Air Corp. .................. 2,023,000
103,800 The Timken Co. ................... 7,460,106
26,986 Valmont Industries Inc. ............. 7,700,995
7,000 Xerox Holdings Corp. .............. 33,810
54,275,408
Financial Services — 17.1%
223,800 American Express Co. .............. 60,213,390
61,900 American International Group Inc. ...... 5,381,586
14,000 Apollo Global Management Inc. ....... 1,917,160
2,000 Arthur J. Gallagher & Co. ............ 690,480
236,500 Bank of America Corp. .............. 9,869,145
55,000 Berkshire Hathaway Inc., Cl. B† ....... 29,291,900
14,650 Blackrock Inc. .................... 13,865,932
78,000 Blackstone Inc. ................... 10,902,840
55,000 Blue Owl Capital Inc. ............... 1,102,200
7,174 Brookfield Asset Management Ltd., Cl. A . 347,580
28,500 Brookfield Corp. .................. 1,493,685
196 Brookfield Wealth Solutions Ltd. ....... 10,227
12,000 Brooks Macdonald Group plc ......... 232,515
14,000 Cannae Holdings Inc. .............. 256,620
1,000 Chubb Ltd. ...................... 301,990
152,500 Citigroup Inc. .................... 10,825,975
18,200 Cullen/Frost Bankers Inc. ............ 2,278,640
11,000 EXOR NV ....................... 993,769
130 Farmers & Merchants Bank of Long Beach 747,500
37,000 Fidelity National Financial Inc. ......... 2,407,960
2,300 First Citizens BancShares Inc., Cl. A .... 4,264,476
95,000 FTAI Aviation Ltd. ................. 10,547,850
22,700 HSBC Holdings plc, ADR ............ 1,303,661
11,400 Interactive Brokers Group Inc., Cl. A .... 1,887,726
27,000 Intercontinental Exchange Inc. ........ 4,657,500
155,000 Invesco Ltd. ..................... 2,351,350
5,200 Janus Henderson Group plc .......... 187,980
259,400 JPMorgan Chase & Co. ............. 63,630,820
63,000 KeyCorp. ....................... 1,007,370
128,400 KKR & Co. Inc. ................... 14,844,324
78,000 Loews Corp. ..................... 7,168,980
500 LPL Financial Holdings Inc. .......... 163,570
35,500 M&T Bank Corp. .................. 6,345,625
7,400 Moody's Corp. ................... 3,446,106
186,426 Morgan Stanley .................. 21,750,322
70,000 National Australia Bank Ltd., ADR ...... 751,800
124,000 Navient Corp. .................... 1,566,120
59,200 Northern Trust Corp. ............... 5,840,080

The Gabelli Dividend & Income Trust
Schedule of Investments (Continued) — March 31, 2025 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Financial Services (Continued)
180,912 Oaktree Specialty Lending Corp. ....... $ 2,778,808
5,000 PayPal Holdings Inc.† .............. 326,250
833 Resolute Holdings Management Inc.† ... 26,106
80,000 Resona Holdings Inc. .............. 686,446
13,000 S&P Global Inc. .................. 6,605,300
90,000 SLM Corp. ...................... 2,643,300
145,500 State Street Corp. ................. 13,026,615
262,500 SuRo Capital Corp.† ............... 1,304,625
119,500 T. Rowe Price Group Inc. ............ 10,978,465
596,600 The Bank of New York Mellon Corp. .... 50,036,842
38,500 The Charles Schwab Corp. ........... 3,013,780
27,000 The Goldman Sachs Group Inc. ....... 14,749,830
77,500 The Hartford Insurance Group Inc. ..... 9,589,075
141,500 The PNC Financial Services Group Inc. .. 24,871,455
64,500 The Travelers Companies Inc. ......... 17,057,670
84,250 W. R. Berkley Corp. ................ 5,995,230
468,500 Wells Fargo & Co. ................. 33,633,615
2,300 Willis Towers Watson plc ............ 777,285
502,947,451
Food and Beverage — 6.9%
24,000 Ajinomoto Co. Inc. ................ 473,392
110,143 BellRing Brands Inc.† .............. 8,201,248
900,000 China Mengniu Dairy Co. Ltd. ......... 2,220,666
41,000 Conagra Brands Inc. ............... 1,093,470
156,000 Danone SA ...................... 11,949,490
1,900,000 Davide Campari-Milano NV .......... 11,122,901
6,000 Diageo plc ...................... 156,134
116,650 Diageo plc, ADR .................. 12,223,753
70,954 Flowers Foods Inc. ................ 1,348,836
135,000 General Mills Inc. ................. 8,071,650
18,000 Heineken Holding NV ............... 1,302,101
260,000 ITO EN Ltd. ..................... 5,541,836
125,500 Keurig Dr Pepper Inc. .............. 4,294,610
1,600,000 Kikkoman Corp. .................. 15,371,691
32,800 Lamb Weston Holdings Inc. .......... 1,748,240
10,000 Lifecore Biomedical Inc.† ............ 70,400
108,000 Maple Leaf Foods Inc. .............. 1,881,491
6,000 McCormick & Co. Inc. .............. 492,300
75,000 Molson Coors Beverage Co., Cl. B ...... 4,565,250
342,500 Mondelēz International Inc., Cl. A ...... 23,238,625
60,000 Morinaga Milk Industry Co. Ltd. ....... 1,246,083
10,000 Nathan's Famous Inc. .............. 963,750
5,000 National Beverage Corp. ............ 207,700
24,000 Nestlé SA ....................... 2,423,601
384,000 Nissin Foods Holdings Co. Ltd. ........ 7,816,201
58,082 Nomad Foods Ltd. ................ 1,141,311
61,000 PepsiCo Inc. ..................... 9,146,340
39,000 Pernod Ricard SA ................. 3,848,498
42,000 Post Holdings Inc.† ................ 4,887,120
Shares
Market
Value
19,500 Remy Cointreau SA ................ $ 909,622
4,500 The Boston Beer Co. Inc., Cl. A† ....... 1,074,780
393,300 The Campbell's Company ........... 15,700,536
216,300 The Coca-Cola Co. ................ 15,491,406
47,000 The Hain Celestial Group Inc.† ........ 195,050
5,000 The Hershey Co. .................. 855,150
10,150 The J.M. Smucker Co. .............. 1,201,861
293,700 The Kraft Heinz Co. ................ 8,937,291
15,000 The Simply Good Foods Co.† ......... 517,350
4,000 Unilever plc, ADR ................. 238,200
10,000 WK Kellogg Co. .................. 199,300
470,000 Yakult Honsha Co. Ltd. ............. 8,941,563
201,310,797
Health Care — 9.3%
30,500 Abbott Laboratories ............... 4,045,825
50,200 AbbVie Inc. ..................... 10,517,904
3,000 Amgen Inc. ..................... 934,650
30,000 AstraZeneca plc, ADR .............. 2,205,000
180,000 Avantor Inc.† .................... 2,917,800
198,000 Bausch + Lomb Corp.† ............. 2,871,000
207,200 Baxter International Inc. ............. 7,092,456
13,500 Becton Dickinson & Co. ............. 3,092,310
2,300 BioMarin Pharmaceutical Inc.† ........ 162,587
11,000 Bio-Rad Laboratories Inc., Cl. A† ...... 2,679,160
45,000 Boston Scientific Corp.† ............ 4,539,600
28,000 Bristol-Myers Squibb Co. ............ 1,707,720
22,000 Cencora Inc. ..................... 6,117,980
9,000 Charles River Laboratories International
Inc.† ........................ 1,354,680
12,500 Chemed Corp. ................... 7,691,500
10,000 CVS Group plc ................... 129,692
15,207 DaVita Inc.† ..................... 2,326,215
1,000 Demant A/S† .................... 33,509
30,000 Dentsply Sirona Inc. ............... 448,200
52,500 Elanco Animal Health Inc.† ........... 551,250
15,000 Elevance Health Inc. ............... 6,524,400
44,900 Eli Lilly & Co. .................... 37,083,359
283,000 Evolent Health Inc., Cl. A† ........... 2,680,010
24,500 Fortrea Holdings Inc.† .............. 184,975
467 GE HealthCare Technologies Inc. ....... 37,692
12,510 Gerresheimer AG ................. 947,571
25,000 Haleon plc ...................... 126,365
40,937 Halozyme Therapeutics Inc.† ......... 2,612,190
17,250 HCA Healthcare Inc. ............... 5,960,737
45,750 Henry Schein Inc.† ................ 3,133,418
30,000 ICU Medical Inc.† ................. 4,165,800
8,600 Incyte Corp.† .................... 520,730
30,500 Integer Holdings Corp.† ............. 3,599,305
12,900 Intuitive Surgical Inc.† .............. 6,388,983
106,535 Johnson & Johnson ............... 17,667,764
3,735 Kenvue Inc. ..................... 89,565

The Gabelli Dividend & Income Trust
Schedule of Investments (Continued) — March 31, 2025 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Health Care (Continued)
24,200 Labcorp Holdings Inc. .............. $ 5,632,308
20,000 Lantheus Holdings Inc.† ............ 1,952,000
5,000 McKesson Corp. .................. 3,364,950
40,000 Medtronic plc .................... 3,594,400
166,100 Merck & Co. Inc. .................. 14,909,136
195,000 Option Care Health Inc.† ............ 6,815,250
1,000 Organon & Co. ................... 14,890
130,000 Owens & Minor Inc.† .............. 1,173,900
100,000 Pacific Biosciences of California Inc.† ... 118,000
23,000 Patterson Cos. Inc. ................ 718,520
106,000 Perrigo Co. plc ................... 2,972,240
673,000 Pfizer Inc. ...................... 17,053,820
25,930 QuidelOrtho Corp.† ................ 906,772
11,000 Smith & Nephew plc ............... 154,170
28,400 Stryker Corp. .................... 10,571,900
2,500 Teladoc Health Inc.† ............... 19,900
92,000 Tenet Healthcare Corp.† ............. 12,374,000
165,000 Teva Pharmaceutical Industries Ltd., ADR† 2,536,050
40,400 The Cigna Group .................. 13,291,600
46,000 The Cooper Companies Inc.† ......... 3,880,100
15,000 Treace Medical Concepts Inc.† ........ 125,850
8,000 UnitedHealth Group Inc. ............ 4,190,000
8,000 Vertex Pharmaceuticals Inc.† ......... 3,878,560
25,000 Viatris Inc. ...................... 217,750
31,000 Zimmer Biomet Holdings Inc. ......... 3,508,580
45,000 Zoetis Inc. ...................... 7,409,250
274,525,798
Hotels and Gaming — 0.4%
19,000 Accor SA ....................... 860,617
64,000 Boyd Gaming Corp. ................ 4,213,120
49,000 Entain plc ....................... 365,723
1,100 Flutter Entertainment plc† ........... 243,705
400 Flutter Entertainment plc† ........... 87,581
16,500 Golden Entertainment Inc. ........... 435,435
12,200 Las Vegas Sands Corp. ............. 471,286
400,000 Mandarin Oriental International Ltd. .... 700,000
23,400 MGM Resorts International† ......... 693,576
16,000 Ryman Hospitality Properties Inc., REIT . 1,463,040
50,000 Super Group SGHC Ltd. ............. 322,000
4,500 Wyndham Hotels & Resorts Inc. ....... 407,295
2,500 Wynn Resorts Ltd. ................ 208,750
10,472,128
Machinery — 2.5%
66,000 Astec Industries Inc. ............... 2,273,700
1,835,700 CNH Industrial NV ................. 22,542,396
52,600 Deere & Co. ..................... 24,687,810
17,000 Oshkosh Corp. ................... 1,599,360
3,500 Otis Worldwide Corp. .............. 361,200
1,500 Tennant Co. ..................... 119,625
Shares
Market
Value
40,000 Twin Disc Inc. .................... $ 302,800
5,000 Vertiv Holdings Co., Cl. A ............ 361,000
166,980 Xylem Inc. ...................... 19,947,431
72,195,322
Metals and Mining — 1.1%
54,835 Agnico Eagle Mines Ltd. ............ 5,944,662
16,000 Alliance Resource Partners LP ........ 436,480
10,000 ATI Inc.† ....................... 520,300
124,190 Barrick Gold Corp. ................ 2,414,253
8,000 BHP Group Ltd., ADR .............. 388,320
14,000 Endeavour Mining plc .............. 336,416
10,000 Franco-Nevada Corp. ............... 1,572,774
860 Franco-Nevada Corp., New York ....... 135,502
209,500 Freeport-McMoRan Inc. ............. 7,931,670
2,500 Materion Corp. ................... 204,000
268,970 Newmont Corp. .................. 12,985,872
9,615 Osisko Gold Royalties Ltd. ........... 203,069
33,073,318
Paper and Forest Products — 0.0%
11,500 International Paper Co. ............. 613,525
2,200 Keweenaw Land Association Ltd.† ..... 79,200
692,725
Publishing — 0.0%
1,200 Graham Holdings Co., Cl. B .......... 1,153,032
112,100 Louis Hachette Group† ............. 167,457
1,320,489
Real Estate Investment Trust — 0.6%
46,500 American Tower Corp. .............. 10,118,400
30,000 Apartment Investment and Management
Co., Cl. A ..................... 264,000
16,000 Crown Castle Inc. ................. 1,667,680
1,400 Equinix Inc. ..................... 1,141,490
2,000 The St. Joe Co. ................... 93,900
12,600 VICI Properties Inc. ................ 411,012
85,000 Weyerhaeuser Co. ................. 2,488,800
16,185,282
Retail — 2.7%
110,000 Arko Corp. ...................... 434,500
93,000 AutoNation Inc.† .................. 15,058,560
900 AutoZone Inc.† ................... 3,431,502
19,000 Bassett Furniture Industries Inc. ....... 289,750
100 BBB Foods Inc., Cl. A† .............. 2,668
1,300 Beacon Roofing Supply Inc.† ......... 160,810
48,000 CarMax Inc.† .................... 3,740,160
64,500 Chipotle Mexican Grill Inc.† .......... 3,238,545
200,000 Conn's Inc.† ..................... 20
6,900 Costco Wholesale Corp. ............. 6,525,882
136,500 CVS Health Corp. ................. 9,247,875
1,800 Ferguson Enterprises Inc. ........... 288,414

The Gabelli Dividend & Income Trust
Schedule of Investments (Continued) — March 31, 2025 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Retail (Continued)
60,000 Hertz Global Holdings Inc.† .......... $ 236,400
98,500 Ingles Markets Inc., Cl. A ............ 6,415,305
26,400 Lowe's Companies Inc. ............. 6,157,272
6,500 Macy's Inc. ..................... 81,640
9,900 MSC Industrial Direct Co. Inc., Cl. A .... 768,933
17,000 Penske Automotive Group Inc. ........ 2,447,660
56,250 Rush Enterprises Inc., Cl. B .......... 3,179,250
221,000 Sally Beauty Holdings Inc.† .......... 1,995,630
348,000 Seven & i Holdings Co. Ltd. .......... 5,018,495
15,000 Starbucks Corp. .................. 1,471,350
6,000 The Home Depot Inc. ............... 2,198,940
14,000 The Kroger Co. ................... 947,660
82,000 Walgreens Boots Alliance Inc. ........ 915,940
60,000 Walmart Inc. .................... 5,267,400
79,520,561
Semiconductors — 1.6%
31,000 Advanced Micro Devices Inc.† ........ 3,184,940
29,000 Applied Materials Inc. .............. 4,208,480
6,500 ASML Holding NV ................. 4,307,095
2,000 Axcelis Technologies Inc.† ........... 99,340
51,700 Broadcom Inc. ................... 8,656,131
4,000 Entegris Inc. ..................... 349,920
11,500 GLOBALFOUNDRIES Inc.† ........... 424,465
201,000 NVIDIA Corp. .................... 21,784,380
3,800 NXP Semiconductors NV ............ 722,228
34,804 SkyWater Technology Inc.† .......... 246,760
12,000 Taiwan Semiconductor Manufacturing Co.
Ltd., ADR ..................... 1,992,000
1,500 Teradyne Inc. .................... 123,900
46,099,639
Specialty Chemicals — 0.9%
10,000 Air Products and Chemicals Inc. ....... 2,949,200
30,000 Ashland Inc. ..................... 1,778,700
7,000 Axalta Coating Systems Ltd.† ......... 232,190
2,500 DSM-Firmenich AG ................ 246,969
200,000 DuPont de Nemours Inc. ............ 14,936,000
10,000 International Flavors & Fragrances Inc. .. 776,100
16,760 Novonesis (Novozymes) B ........... 974,072
83,000 Olin Corp. ...................... 2,011,920
10,500 Rogers Corp.† ................... 709,065
10,000 Sensient Technologies Corp. ......... 744,300
58,000 Valvoline Inc.† ................... 2,018,980
27,377,496
Telecommunications — 2.4%
29,000 AT&T Inc. ....................... 820,120
148,000 BCE Inc. ........................ 3,398,080
390,000 Deutsche Telekom AG, ADR .......... 14,457,300
73,750 Eurotelesites AG† ................. 413,084
Shares
Market
Value
62,279 GCI Liberty Inc., Escrow†(a) ......... $ 1
195,000 Hellenic Telecommunications Organization
SA, ADR ...................... 1,634,100
177,000 Liberty Global Ltd., Cl. C† ........... 2,118,690
44,000 Orange SA, ADR .................. 568,920
50,000 Pharol SGPS SA† ................. 2,865
43,000 Proximus SA .................... 317,334
102,400 Sunrise Communications AG, Cl. A† .... 4,942,331
100,000 Telefonica SA, ADR ................ 466,000
295,000 Telekom Austria AG ................ 2,756,017
100,000 Telephone and Data Systems Inc. ...... 3,874,000
98,000 Telstra Group Ltd., ADR ............. 1,309,280
220,000 TELUS Corp. .................... 3,154,800
75,500 T-Mobile US Inc. .................. 20,136,605
12,000 VEON Ltd., ADR† ................. 523,320
205,300 Verizon Communications Inc. ......... 9,312,408
149,600 Vodafone Group plc, ADR ........... 1,401,752
71,607,007
Transportation — 1.0%
28,840 Canadian Pacific Kansas City Ltd. ...... 2,024,857
15,500 Ferrari Group plc† ................. 132,405
168,500 GATX Corp. ..................... 26,162,995
28,320,257
Wireless Communications — 0.2%
84,500 United States Cellular Corp.† ......... 5,843,175
TOTAL COMMON STOCKS ......... 2,645,570,084
CLOSED-END FUNDS — 0.0%
40,000 Altaba Inc., Escrow† ............... 61,000
PREFERRED STOCKS — 1.0%
Broadcasting — 0.1%
84,335 Liberty Broadband Corp., Ser. A, 7.000% . 2,027,414
Business Services — 0.0%
17,595 Steel Partners Holdings LP, Ser. A, 6.000%,
02/07/26 ...................... 426,679
Consumer Services — 0.1%
105,309 QVC Group Inc., 8.000%, 03/15/31 ..... 2,718,025
Diversified Industrial — 0.0%
2,000 Jungheinrich AG .................. 69,376
Energy and Utilities: Electric — 0.0%
7,774 SCE Trust IV, Ser. J, 5.375% .......... 172,894
Energy and Utilities: Services — 0.0%
14,300 Enbridge Inc., Ser. F, 5.538% ......... 194,569
Financial Services — 0.6%
30,441 Athene Holding Ltd., Ser. B, 5.625% .... 598,774
7,015 Athene Holding Ltd., Ser. C, 6.375% .... 174,954

The Gabelli Dividend & Income Trust
Schedule of Investments (Continued) — March 31, 2025 (Unaudited)
Shares
Market
Value
PREFERRED STOCKS (Continued)
Financial Services (Continued)
72,189 Bank of America Corp., 5.375% ....... $ 1,620,643
109,396 Compass Diversified Holdings, Ser. A,
7.250% ...................... 2,420,933
97,590 Compass Diversified Holdings, Ser. B,
7.875% ...................... 2,197,727
47,868 DigitalBridge Group Inc., Ser. H, 7.125% . 1,142,131
15,487 Enstar Group Ltd., Ser. D, 7.000% ..... 322,749
19,757 Enstar Group Ltd., Ser. E, 7.000% ...... 400,474
226,086 JPMorgan Chase & Co., 4.200% ....... 4,146,417
3,500 MetLife Inc., Ser. A, 5.561% .......... 83,195
5,000 PhenixFIN Corp., 5.250%, 11/01/28 .... 117,500
14,616 State Street Corp., Ser. G, 5.350% ..... 329,445
3,753 Stifel Financial Corp., Ser. B, 6.250% ... 90,673
90,142 The Allstate Corp., Ser. H, 5.100% ..... 1,892,982
74,038 The Charles Schwab Corp., Ser. J, 4.450% 1,436,337
17,750 The Goldman Sachs Group Inc., Ser. D,
5.229% ...................... 392,275
46,962 Truist Financial Corp., Ser. R, 4.750% ... 917,168
18,284,377
Health Care — 0.0%
2,296 XOMA Royalty Corp., Ser. A, 8.625% ... 59,489
Real Estate Investment Trust — 0.1%
20,064 Arbor Realty Trust Inc., Ser. E, 6.250% .. 334,467
55,281 Chimera Investment Corp., Ser. A, 8.000% 1,215,629
74,991 KKR Real Estate Finance Trust Inc., Ser. A,
6.500% ...................... 1,433,078
2,983,174
Telecommunications — 0.1%
126,633 AT&T Inc., Ser. C, 4.750% ........... 2,414,891
TOTAL PREFERRED STOCKS ........ 29,350,888
MANDATORY CONVERTIBLE SECURITIES(b) — 0.4%
Aerospace — 0.0%
6,594 The Boeing Co.,
6.000%, 10/15/27 ............... 394,519
Energy and Utilities — 0.2%
102,000 El Paso Energy Capital Trust I,
4.750%, 03/31/28 ............... 4,963,320
Energy and Utilities: Integrated — 0.1%
103,483 NextEra Energy Inc.,
6.926%, 09/01/25 ............... 4,204,514
Specialty Chemicals — 0.1%
49,576 Albemarle Corp.,
7.250%, 03/01/27 ............... 1,767,385
TOTAL MANDATORY CONVERTIBLE
SECURITIES ................ 11,329,738
Shares
Market
Value
WARRANTS — 0.0%
Diversified Industrial — 0.0%
32,000 Ampco-Pittsburgh Corp., expire 08/01/25† $ 413
Energy and Utilities: Oil — 0.0%
12,257 Occidental Petroleum Corp., expire
08/03/27† ..................... 339,151
TOTAL WARRANTS .............. 339,564
Principal
Amount
CONVERTIBLE CORPORATE BONDS — 0.0%
Cable and Satellite — 0.0%
$ 200,000 AMC Networks Inc.,
4.250%, 02/15/29(c) ............. 176,600
CORPORATE BONDS — 0.4%
Financial Services — 0.4%
1,500,000 Capital One Financial Corp., Ser. M, (5 yr.
US Treasury Yield Curve Rate T Note
Constant Maturity + 3.16%),
3.950%, (d)(e) ................. 1,435,644
1,500,000 Citigroup Inc., Ser. X, (5 yr. US Treasury
Yield Curve Rate T Note Constant
Maturity + 3.42%),
3.875%, (d)(e) ................. 1,468,847
1,500,000 Citizens Financial Group Inc., Ser. G, (5
yr. US Treasury Yield Curve Rate T Note
Constant Maturity + 3.22%),
4.000%, (d)(e) ................. 1,440,655
1,000,000 Comerica Inc., (5 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
5.29%),
5.625%, (d)(e) ................. 996,184
1,000,000 Discover Financial Services, Ser. C, (3 mo.
Term Secured Overnight Financing Rate
+ 3.34%),
5.500%, (d)(e) ................. 964,891
1,500,000 Fifth Third Bancorp, Ser. L, (5 yr. US
Treasury Yield Curve Rate T Note
Constant Maturity + 4.22%),
4.500%, (d)(e) ................. 1,490,226
1,500,000 The Charles Schwab Corp., Ser. H, (10 yr.
US Treasury Yield Curve Rate T Note
Constant Maturity + 3.08%),
4.000%, (d)(e) ................. 1,331,778
1,000,000 The Goldman Sachs Group Inc., Ser. U, (5
yr. US Treasury Yield Curve Rate T Note
Constant Maturity + 2.92%),
3.650%, (d)(e) ................. 971,874

The Gabelli Dividend & Income Trust
Schedule of Investments (Continued) — March 31, 2025 (Unaudited)
Principal
Amount
Market
Value
CORPORATE BONDS (Continued)
Financial Services (Continued)
$ 1,000,000 Truist Financial Corp., Ser. P, (5 yr. US
Treasury Yield Curve Rate T Note
Constant Maturity + 4.61%),
4.950%, (d)(e) ................. $ 993,977
11,094,076
TOTAL CORPORATE BONDS ........ 11,094,076
U.S. GOVERNMENT OBLIGATIONS — 8.1%
239,872,000 U.S. Treasury Bills,
4.171% to 4.406%††, 04/01/25 to
09/25/25 ...................... 238,604,839
TOTAL INVESTMENTS — 100.0% ....
(Cost $1,797,148,162) ............ $ 2,936,526,789
(a) Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b) Mandatory convertible securities are required to be converted on the dates listed; they generally may be converted prior to these dates at the option of the holder.
(c) Security exempt from registration under Rule 144A of the Securities
Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d) Security is perpetual and has no stated maturity date.
(e) Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of March 31, 2025.
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
ADR American Depositary Receipt
CDI CHESS (Australia) Depository Interest
REIT Real Estate Investment Trust
Geographic Diversification
% of Total
Investments
Market
Value
North America ...................... 88.6% $ 2,602,143,980
Europe .............................. 7.8  228,207,495
Japan ............................... 3.2  95,347,380
Asia/Pacific ......................... 0.3  9,146,930
Latin America ....................... 0.1  1,681,004
Total Investments ................... 100.0% $ 2,936,526,789